AMG River Road Large Cap Value Select Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2025
	Shares	Value
Common Stocks - 99.0%
Consumer Discretionary - 16.6%
Lennar Corp., Class A	10,661	$1,195,951
Lululemon Athletica, Inc. (Canada)*	4,021	806,331
LVMH Moet Hennessy Louis Vuitton SE, ADR (France)	13,279	1,429,086
Restaurant Brands International, Inc. (Canada)	29,087	1,973,844
Starbucks Corp.	29,084	2,593,129

Total Consumer Discretionary		7,998,341
Consumer Staples - 7.7%
BJ's Wholesale Club Holdings, Inc.*	26,722	2,829,860
Casey's General Stores, Inc.	1,679	873,298

Total Consumer Staples		3,703,158
Financials - 29.0%
Berkshire Hathaway, Inc., Class B*	7,321	3,454,633
Brookfield Corp. (Canada)	26,959	1,807,601
Fairfax Financial Holdings, Ltd. (Canada)	737	1,307,630
Fidelity National Information Services, Inc.	28,148	2,235,233
KKR & Co., Inc.	15,100	2,213,358
Willis Towers Watson PLC (United Kingdom)	9,351	2,953,139

Total Financials		13,971,594
Health Care - 11.9%
Becton Dickinson & Co.	8,790	1,566,817
GE HealthCare Technologies, Inc.	32,636	2,327,600
Labcorp Holdings, Inc.	7,098	1,846,048

Total Health Care		5,740,465
Industrials - 17.9%
AerCap Holdings, N.V. (Ireland)	13,049	1,399,505
	Shares	Value

CACI International, Inc., Class A*	4,115	$1,895,245
Carlisle Cos., Inc.	5,308	1,882,801
CSX Corp.	52,074	1,850,710
Deere & Co.	3,086	1,618,206

Total Industrials		8,646,467
Materials - 10.9%
Amrize, Ltd.*	34,432	1,760,164
CRH PLC	36,564	3,490,034

Total Materials		5,250,198
Real Estate - 3.8%
Mid-America Apartment Communities, Inc., REIT	12,998	1,851,305
Utilities - 1.2%
Talen Energy Corp.*	1,563	590,142

Total Common Stocks (Cost $43,918,022)		47,751,670

	Principal Amount
Short-Term Investments - 3.2%
Repurchase Agreements - 3.2%
Fixed Income Clearing Corp., dated 07/31/25, due 08/01/25, 4.100% total to be received $1,514,172 (collateralized by a U.S. Treasury Note, 3.375%, 09/15/27, totaling $1,544,323)	$1,514,000	1,514,000

Total Short-Term Investments (Cost $1,514,000)		1,514,000
Total Investments - 102.2% (Cost $45,432,022)		49,265,670
Other Assets, less Liabilities - (2.2)%		(1,037,672)
Net Assets - 100.0%		$48,227,998

*	Non-income producing security.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG River Road Large Cap Value Select Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$47,751,670	—	—	$47,751,670
Short-Term Investments
Repurchase Agreements	—	$1,514,000	—	1,514,000
Total Investments in Securities	$47,751,670	$1,514,000	—	$49,265,670

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2025, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.